UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02351

Western Asset Income Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INCOME FUND

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 89.6%
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.5%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	$740,000	$777,000	(a)

Automobiles - 0.8%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	410,000	484,210
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	204,541
General Motors Co., Senior Notes	5.200%	4/1/45	310,000	322,456
General Motors Co., Senior Notes	6.750%	4/1/46	80,000	100,294

Total Automobiles				1,111,501

Hotels, Restaurants & Leisure - 0.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	180,000	193,500
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	169,883
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	266,931

Total Hotels, Restaurants & Leisure				630,314

Household Durables - 0.5%
Newell Brands Inc., Senior Notes	4.200%	4/1/26	630,000	686,138

Media - 7.0%
21st Century Fox America Inc., Senior Debentures	7.750%	12/1/45	130,000	191,578
21st Century Fox America Inc., Senior Notes	6.550%	3/15/33	545,000	698,162
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	129,556	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	314,424	(a)
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,321,690
Comcast Corp., Notes	6.450%	3/15/37	220,000	303,739
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	233,265
Time Warner Cable Inc., Debentures	7.300%	7/1/38	200,000	255,920
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	160,000	189,701
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	690,000	795,749
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	50,000	53,370
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	410,000	558,310
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	846,022
Time Warner Inc., Senior Notes	4.900%	6/15/42	150,000	167,769
UBM PLC, Notes	5.750%	11/3/20	570,000	617,708	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	70,000	73,286
Viacom Inc., Senior Notes	3.450%	10/4/26	900,000	899,469
Viacom Inc., Senior Notes	4.375%	3/15/43	40,000	36,723
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,000,000	1,050,000	(a)
WPP Finance 2010, Senior Notes	4.750%	11/21/21	840,000	942,234
WPP Finance 2010, Senior Notes	5.625%	11/15/43	150,000	177,970

Total Media				9,856,645

Multiline Retail - 0.2%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	260,000	272,336

Specialty Retail - 0.2%
American Greetings Corp., Senior Notes	7.375%	12/1/21	160,000	166,400
PetSmart Inc., Senior Notes	7.125%	3/15/23	60,000	62,850	(a)

Total Specialty Retail				229,250

TOTAL CONSUMER DISCRETIONARY				13,563,184

CONSUMER STAPLES - 4.6%
Beverages - 2.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,230,000	1,463,430
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	290,443
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	350,000	403,160	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	670,000	816,599	(a)

Total Beverages				2,973,632

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.5%
CVS Health Corp., Senior Notes	5.125%	7/20/45	$340,000	$416,039
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	320,000	332,198

Total Food & Staples Retailing				748,237

Food Products - 0.7%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	80,838
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	170,000	195,328
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	250,000	295,656
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	310,000	327,988

Total Food Products				899,810

Tobacco - 1.3%
Altria Group Inc., Senior Notes	3.875%	9/16/46	540,000	560,223
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	112,841
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	384,846
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	409,972
Reynolds American Inc., Senior Notes	5.850%	8/15/45	320,000	416,035

Total Tobacco				1,883,917

TOTAL CONSUMER STAPLES				6,505,596

ENERGY - 15.8%
Energy Equipment & Services - 1.0%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	414,478
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	120,000	97,200
Ensco PLC, Senior Notes	5.200%	3/15/25	480,000	351,048
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	218,301
Petrofac Ltd., Senior Notes	3.400%	10/10/18	310,000	311,786	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	130,000	97,500

Total Energy Equipment & Services				1,490,313

Oil, Gas & Consumable Fuels - 14.8%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	575,668
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	460,000	493,818
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	519,818
Apache Corp., Senior Notes	6.900%	9/15/18	100,000	109,204
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	216,772
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	165,950
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	94,695
ConocoPhillips, Notes	6.500%	2/1/39	810,000	1,045,570
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	393,883
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	322,877
Devon Energy Corp., Senior Notes	5.000%	6/15/45	270,000	262,665
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	380,000	470,737
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	770,303
Ecopetrol SA, Senior Notes	5.875%	5/28/45	176,000	161,445
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	120,000	139,736
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	250,000	274,375
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	366,791
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,436,543
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	306,562
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,298,305
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,437,362
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	200,000	206,876	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	474,750	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	421,932
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	152,685
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	280,000	252,000	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,635,000	2,682,035
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	507,375	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Phillips 66, Senior Notes	5.875%	5/1/42	$160,000	$200,774
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	440,000	478,709	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	340,030
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	390,000	397,688
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	470,000	608,481	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	310,000	331,890
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	450,000	432,903
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	660,000	683,032
Williams Cos. Inc., Debentures	7.500%	1/15/31	47,000	53,580
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	42,272
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	756,400

Total Oil, Gas & Consumable Fuels				20,886,491

TOTAL ENERGY				22,376,804

FINANCIALS - 31.8%
Banks - 18.5%
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	354,450	(a)
Bank of America Corp., Senior Notes	6.400%	8/28/17	300,000	312,999
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	80,333
Bank of America Corp., Senior Notes	5.625%	7/1/20	30,000	33,677
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	417,185
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	1,000,000	1,023,435
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	391,103
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,304,902
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	306,718	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	499,500
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	330,000	339,663	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	200,000	199,500	(a)(c)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	431,258	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	394,605
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	307,215
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	855,328
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	400,000	418,589
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	240,000	243,991
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	484,557
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	486,860
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	708,000	857,565	(a)(c)(d)
Cooperatieve Rabobank U.A., Senior Notes	5.250%	5/24/41	570,000	701,991
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	450,000	538,748
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	340,000	387,926
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	560,000	631,859	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,040,000	1,102,400	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,430,000	1,408,550	(c)(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	215,590
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	670,672	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	250,000	228,142	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	110,000	110,550	(c)(d)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	260,000	271,375	(c)(d)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	744,250
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	530,286
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	150,000	168,021

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Bonds	7.500%	6/27/24	$360,000	$371,772	(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	590,000	607,101
M&T Bank Corp., Junior Subordinated Bonds	6.875%	10/31/16	880,000	884,840	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,360,000	1,628,600	(c)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	590,000	577,462	(c)(d)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	310,000	328,480
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,058,604
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	364,776
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	480,000	545,844
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	210,236	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	436,318	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/31/16	1,190,000	1,186,906	(c)(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	499,209
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	80,000	81,444

Total Banks				26,235,385

Capital Markets - 4.8%
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	563,289
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,170,000	1,107,113	(a)(c)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	850,000	897,822
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	270,000	303,008
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	298,981
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	745,317
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	814,919
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	545,257
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	820,000	834,467	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	107,148
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	112,063
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	122,633
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	340,000	396,100

Total Capital Markets				6,848,117

Consumer Finance - 2.2%
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	221,602
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	240,924
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,300,000	1,495,337
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	846,600
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	270,062

Total Consumer Finance				3,074,525

Diversified Financial Services - 3.0%
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	2,000	2,104
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	190,000	192,603	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	220,000	238,748	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.000%	12/21/65	470,000	376,000	(a)(d)
ILFC E-Capital Trust II, Bonds	4.250%	12/21/65	790,000	630,025	(a)(d)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	190,000	195,462
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	498,200
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	140,888
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	225,625
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	700,000	763,875	(a)
Nationwide Building Society, Subordinated Notes	4.000%	9/14/26	390,000	388,221	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	500,000	559,888

Total Diversified Financial Services				4,211,639

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 3.3%
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	$480,000	$558,000	(d)
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	60,000	62,543
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	80,000	84,400	(d)
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	105,552
Aon PLC, Senior Notes	4.750%	5/15/45	90,000	97,563
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	282,000
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	195,081
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000	190,000	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	190,000	222,300	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	622,449	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,150,000	1,272,906
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	377,400	(d)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	400,000	543,805	(a)

Total Insurance				4,613,999

TOTAL FINANCIALS				44,983,665

HEALTH CARE - 2.5%
Biotechnology - 1.3%
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	180,000	193,820
Amgen Inc., Senior Bonds	4.663%	6/15/51	469,000	501,266	(a)
Celgene Corp., Senior Notes	5.000%	8/15/45	300,000	337,775
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	74,397
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	450,000	480,538
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	230,000	257,037

Total Biotechnology				1,844,833

Health Care Providers & Services - 0.8%
Aetna Inc., Senior Notes	4.375%	6/15/46	270,000	282,730
Anthem Inc., Senior Notes	5.875%	6/15/17	290,000	299,094
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	30,000	29,746
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	118,200
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	32,581
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	360,000	342,900

Total Health Care Providers & Services				1,105,251

Pharmaceuticals - 0.4%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	190,000	201,817
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	360,000	393,633
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	31,572

Total Pharmaceuticals				627,022

TOTAL HEALTH CARE				3,577,106

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.5%
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	45,518
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	320,000	380,198
United Technologies Corp., Senior Notes	6.125%	2/1/19	200,000	221,805

Total Aerospace & Defense				647,521

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 0.8%
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	$78,716	$81,565
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	118,310	126,888
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	85,232	90,397
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	152,323	174,029
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	92,811	100,004
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	67,562	76,939
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	132,264	149,293
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	32,740	33,499
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	287,800	330,970

Total Airlines				1,163,584

Commercial Services & Supplies - 1.1%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	144,103
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	380,557
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	600,000	619,500	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	250,000	357,858

Total Commercial Services & Supplies				1,502,018

Construction & Engineering - 0.6%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	899,828

Industrial Conglomerates - 1.4%
General Electric Co., Junior Subordinated Bonds	5.000%	1/21/21	710,000	755,050	(c)(d)
General Electric Co., Senior Notes	5.875%	1/14/38	120,000	160,714
General Electric Co., Senior Notes	6.875%	1/10/39	646,000	973,052
General Electric Co., Subordinated Notes	5.300%	2/11/21	138,000	158,123

Total Industrial Conglomerates				2,046,939

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	251,068

Road & Rail - 0.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	60,000	54,150	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	349,752

Total Road & Rail				403,902

Transportation - 0.3%
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	430,000	431,075	(a)

TOTAL INDUSTRIALS				7,345,935

INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	520,000	592,540
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	285,603
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	240,506

Total Communications Equipment				1,118,649

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	230,000	232,875

IT Services - 0.4%
HP Enterprise Services LLC, Notes	7.450%	10/15/29	420,000	513,822

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp., Senior Notes	4.900%	7/29/45	$130,000	$155,065
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	360,000	395,603
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	114,399
NVIDIA Corp., Senior Notes	3.200%	9/16/26	60,000	60,473
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	50,000	54,585

Total Semiconductors & Semiconductor Equipment				780,125

Software - 1.3%
Activision Blizzard Inc., Senior Notes	3.400%	9/15/26	590,000	592,528	(a)
Microsoft Corp., Senior Notes	3.700%	8/8/46	1,230,000	1,244,987

Total Software				1,837,515

Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	347,739
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	620,000	647,974	(a)
HP Inc., Senior Notes	4.650%	12/9/21	310,000	339,796

Total Technology Hardware, Storage & Peripherals				1,335,509

TOTAL INFORMATION TECHNOLOGY				5,818,495

MATERIALS - 6.3%
Chemicals - 0.9%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,092,098
Ecolab Inc., Senior Notes	5.500%	12/8/41	140,000	174,690

Total Chemicals				1,266,788

Containers & Packaging - 0.2%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	230,000	243,584

Metals & Mining - 4.7%
Alcoa Inc., Senior Notes	5.870%	2/23/22	800,000	860,000
Alcoa Inc., Senior Notes	5.125%	10/1/24	320,000	340,400
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	250,000	259,687	(a)
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	618,000	666,463
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	56,897
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	40,000	45,706
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	100,000	118,191
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	470,000	532,275	(a)(d)
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	90,000	89,663
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	80,000	78,800
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	54,600
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	110,000	110,165	(a)
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	463,325	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	779,727
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	164,978
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	444,276
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	140,000	144,375
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,115,856
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	370,000	382,202

Total Metals & Mining				6,707,586

Paper & Forest Products - 0.5%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	310,000	322,400
Georgia-Pacific LLC, Senior Bonds	7.375%	12/1/25	250,000	333,219

Total Paper & Forest Products				655,619

TOTAL MATERIALS				8,873,577

REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	500,000	516,875
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	393,559

Total Real Estate				910,434

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 4.8%
AT&T Inc., Senior Notes	4.500%	5/15/35	$360,000	$378,248
AT&T Inc., Senior Notes	5.350%	9/1/40	30,000	33,605
AT&T Inc., Senior Notes	4.750%	5/15/46	260,000	272,078
AT&T Inc., Senior Notes	4.500%	3/9/48	356,000	357,864	(a)
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	311,262	(a)
British Telecommunications PLC, Bonds	9.375%	12/15/30	330,000	534,223
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	750,000	519,375
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	279,630
Qwest Corp., Debentures	6.875%	9/15/33	850,000	847,363
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	78,708
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	2,085,219
Verizon Communications Inc., Senior Notes	5.050%	3/15/34	210,000	236,034
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	849,000	937,500

Total Diversified Telecommunication Services				6,871,109

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,013,598
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	50,000	55,188	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	330,000	331,237
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	342,125
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	335,161

Total Wireless Telecommunication Services				2,077,309

TOTAL TELECOMMUNICATION SERVICES				8,948,418

UTILITIES - 2.7%
Electric Utilities - 2.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	249,048
Duke Energy Corp., Senior Notes	3.750%	9/1/46	420,000	407,305
Enersis Americas SA, Notes	7.400%	12/1/16	452,000	455,258
Exelon Corp., Senior Notes	3.400%	4/15/26	650,000	676,535
FirstEnergy Corp., Notes	7.375%	11/15/31	830,000	1,078,345
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	130,000	173,356
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	659,865

Total Electric Utilities				3,699,712

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	170,000	173,618	(a)

TOTAL UTILITIES				3,873,330

TOTAL CORPORATE BONDS & NOTES (Cost - $114,253,691)				126,776,544

ASSET-BACKED SECURITIES - 0.5%
GoldenTree Loan Opportunities Ltd., 2015-10A D	4.046%	7/20/27	250,000	235,687	(a)(d)
Madison Park Funding Ltd., 2013-11A C	3.465%	10/23/25	250,000	250,034	(a)(d)
Regatta IV Funding Ltd., 2014-1A D	4.215%	7/25/26	250,000	236,073	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $730,914)				721,794

MUNICIPAL BONDS - 1.1%
California - 0.8%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Build America Bonds, Recovery Zone Economic Development	7.618%	8/1/40	650,000	1,013,571
University of California Revenue, Taxable	4.062%	5/15/33	150,000	158,698

Total California				1,172,269

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	$310,000	$338,725

TOTAL MUNICIPAL BONDS (Cost - $1,443,911)				1,510,994

SOVEREIGN BONDS - 4.6%
Argentina - 2.6%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,980,000	2,215,125	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,350,000	1,522,800	(a)

Total Argentina				3,737,925

Canada - 0.8%
Quebec Province, Notes	7.970%	7/22/36	650,000	1,066,581

Ecuador - 0.8%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	1,100,000	1,122,000	(a)

Mexico - 0.4%
United Mexican States, Senior Notes	4.750%	3/8/44	30,000	31,088
United Mexican States, Senior Notes	4.350%	1/15/47	560,000	550,200

Total Mexico				581,288

TOTAL SOVEREIGN BONDS (Cost - $5,950,297)				6,507,794

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Obligations - 0.5%
U.S. Treasury Bonds	2.500%	5/15/46	150,000	155,250
U.S. Treasury Notes	1.125%	7/31/21	350,000	349,494
U.S. Treasury Notes	1.125%	8/31/21	60,000	59,939
U.S. Treasury Notes	1.625%	5/15/26	110,000	110,146

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $678,342)				674,829

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.3%
Citigroup Capital XIII	7.122%		15,253	401,764	(d)

Insurance - 0.1%
Delphi Financial Group Inc.	7.376%		5,725	131,317	(d)

TOTAL PREFERRED STOCKS (Cost - $528,373)				533,081

TOTAL INVESTMENTS - 96.7% (Cost - $123,585,528#)				136,725,036
Other Assets in Excess of Liabilities - 3.3%				4,692,014

TOTAL NET ASSETS - 100.0%				$141,417,050

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Illiquid security.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund seeks high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Industrials	—	$7,245,931	$100,004	$7,345,935
Other Corporate Bonds & Notes	—	119,430,609	—	119,430,609
Asset-Backed Securities	—	721,794	—	721,794
Municipal Bonds	—	1,510,994	—	1,510,994
Sovereign Bonds	—	6,507,794	—	6,507,794
U.S. Government & Agency Obligations	—	674,829	—	674,829
Preferred Stocks	$401,764	131,317	—	533,081

Total Investments	$401,764	$136,223,268	$100,004	$136,725,036

Other Financial Instruments:
Futures Contracts	$210,372	—	—	$210,372

Total	$612,136	$136,223,268	$100,004	$136,935,408

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$13,299	—	—	$13,299

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2016, securities valued at $131,317 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,294,722
Gross unrealized depreciation	(1,155,214)

Net unrealized appreciation	$13,139,508

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	20	12/16	$4,364,912	$4,369,375	$4,463
U.S. Treasury 5-Year Notes	62	12/16	7,521,773	7,533,969	12,196

					16,659

Contracts to Sell:
U.S. Treasury 10-Year Notes	40	12/16	5,231,701	5,245,000	(13,299)
U.S. Treasury Long-Term Bonds	82	12/16	13,931,821	13,788,813	143,008
U.S. Treasury Ultra Long-Term Bonds	14	12/16	2,624,955	2,574,250	50,705

					180,414

Net unrealized appreciation on open futures contracts					$197,073

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016